Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of fair value hedge instruments		¥ 1,287
Deferred net gains (losses) on derivative instruments in accumulated other comprehensive income (loss) that are expected to be reclassified as earnings during the next twelve months	¥ 967